UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21333
Nuveen Multi-Strategy Income and Growth Fund 2
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Multi-Strategy Income and Growth Fund 2 (JQC)
March 31, 2008

Shares	Description (1)	Value

	Common Stocks – 38.5% (24.0% of Total Investments)

	Aerospace & Defense – 0.6%

30,310	Boeing Company	$2,254,155
17,420	Finmeccanica S.p.A.	593,148
16,222	Lockheed Martin Corporation	1,610,845
12,180	Orbital Sciences Corporation, (2)	293,538
59,500	Thales S.A.	3,851,103
16,820	United Technologies Corporation	1,157,552

	Total Aerospace & Defense	9,760,341

	Airlines – 0.1%

57,810	Lufthansa AG	1,565,538
2,520	Ryanair Holdings PLC, (2)	71,266

	Total Airlines	1,636,804

	Auto Components – 0.3%

56,190	Aisin Seiki Company Limited	2,119,137
12,410	Cooper Tire & Rubber	185,778
18,500	Johnson Controls, Inc.	625,300
33,860	Magna International Inc., Class A	2,442,999

	Total Auto Components	5,373,214

	Automobiles – 0.6%

33,570	Daimler-Chrysler AG, (2)	2,871,914
51,200	Honda Motor Company Limited	1,475,072
1,566	S.A. D’Ieteren N.V.	556,603
25,110	Toyota Motor Corporation	2,533,348
2,400	Volkswagen AG	139,872
96,800	Yamaha Motor Company Limited	1,799,028

	Total Automobiles	9,375,837

	Beverages – 1.3%

2,040	Boston Beer Company, (2)	96,982
134,440	Coca-Cola Amatil Limited	1,046,330
72,530	Coca-Cola Company	4,414,901
52,090	Coca-Cola Enterprises Inc.	1,260,578
26,540	Diageo PLC, Sponsored ADR	2,158,233
66,300	Fomento Economico Mexicano S.A.	2,770,014
91,030	Heineken N.V.	5,286,961
31,530	Molson Coors Brewing Company, Class B	1,657,532
41,342	Pepsi Bottling Group, Inc.	1,401,907
57,070	SABMiller PLC	1,251,681

	Total Beverages	21,345,119

	Biotechnology – 0.7%

3,230	Abraxis Bioscience Inc.	190,828
99,100	Amgen Inc., (2), (11)	4,140,398
23,470	Cephalon, Inc., (2)	1,511,468
9,810	Genentech, Inc., (2)	796,376
31,210	Genzyme Corporation, (2)	2,326,393
7,570	Invitrogen Corporation, (2)	647,008
19,020	Novo-Nordisk A/S	1,316,945

	Total Biotechnology	10,929,416

	Building Products – 0.1%

286,762	Sonae Industria-SPGS S.A.	1,992,676

	Capital Markets – 1.0%

9,350	Ameriprise Financial, Inc.	484,798
258,830	Babcock & Brown Limited	3,508,355
50,470	Bank of New York Company, Inc.	2,106,113
2,730	BlackRock Inc.	557,411
15,664	Calamos Asset Management, Inc. Class A	255,010
41,130	Credit Suisse Group, (2)	2,092,694
17,010	Credit Suisse Group	866,113
37,850	Invesco LTD	922,026
34,490	JPMorgan Chase & Co.	1,481,346
15,510	SEI Investments Company	382,942
10,931	State Street Corporation	863,549
112,000	UBS AG, (11)	3,225,600

	Total Capital Markets	16,745,957

	Chemicals – 1.3%

15,980	Air Products & Chemicals Inc.	1,470,160
860	Bayer AG	69,226
3,430	CF Industries Holdings, Inc.	355,417
10,950	Eastman Chemical Company	683,828
6,730	Lubrizol Corporation	373,582
285,700	Mitsui Chemicals	1,915,497
53,120	Mosaic Company, (2)	5,450,112
464,520	Nissan Chemical Industries Limited	4,949,369
400	Potash Corporation of Saskatchewan	62,084
23,050	Potash Corporation of Saskatchewan	3,581,738
34,940	Shin-Etsu Chemical Company Limited	1,819,352
10,010	Terra Industries, Inc., (2)	355,655

	Total Chemicals	21,086,020

	Commercial Banks – 2.2%

1,110	Allied Irish Banks	47,930
20,490	Allied Irish Banks	436,876
104,590	Allianz S.E.	2,056,239
2,080	Banco Bilbao Vizcaya Argentaria S.A.	45,739
2,130	Banco Bradesco S.A., ADR	59,129
2,590	Banco Itau Holdings Financeira, S.A.	58,948
54,810	Banco Santander Central S.A.	1,092,911
33,160	Bank of Montreal	1,485,900
2,100	Barclays PLC	76,020
30,350	BB&T Corporation	973,021
35,620	BNP Paribas S.A.	3,591,642
9,420	Comerica Incorporated	330,454
13,000	Community Bank System Inc.	319,280
43,980	Credit Agricole S.A.	1,359,766
341,600	DnB NOR ASA	5,215,100
154,940	Hang Seng Bank	2,820,877
46,990	ICICI Bank Limited, ADR	1,794,548
23,470	Kookmin Bank	1,315,494
32,740	Lloyds TSB Group PLC, Sponsored ADR	1,175,366
18,770	Marshall and Ilsley Corporation	435,464
3,510	National Bank of Greece S.A.	184,791
41,050	National Bank of Greece S.A.	433,488
1,189,740	Nishi-Nippon City Bank Limited	3,150,470
31,510	Northern Trust Corporation	2,094,470
13,540	PNC Financial Services Group, Inc.	887,818
6,043	Prosperity Bancshares, Inc.	173,192
212,440	Royal Bank of Scotland, PLC, (2)	1,423,175
63,990	Standard Chartered PLC	2,188,179
6,210	SVB Financial Group, (2)	271,004
28,170	Sydbank A/S	1,029,437
7,200	UMB Financial Corporation	296,640

	Total Commercial Banks	36,823,368

	Commercial Services & Supplies – 0.8%

444,100	Allied Waste Industries, Inc., (2), (11)	4,800,721
3,078	Consolidated Graphics Inc., (2)	172,522
2,560	Dun and Bradstreet Inc.	208,333
288,360	Michael Page International PLC	1,731,574
36,580	Randstad Holding N.V.	1,712,983
435,000	Toppan Printing Company Limited	5,087,003

	Total Commercial Services & Supplies	13,713,136

	Communications Equipment – 0.8%

6,000	Comtech Telecom Corporation, (2)	234,000
132,450	Corning Incorporated	3,184,098
8,670	Interdigital Inc., (2)	171,753
122,300	LM Ericsson Telefonaktiebolaget, (11)	2,403,195
108,790	Nokia Oyj, Sponsored ADR	3,462,786
103,370	QUALCOMM Inc.	4,238,170
8,730	Tandberg ASA	131,679

	Total Communications Equipment	13,825,681

	Computers & Peripherals – 0.8%

30,890	Apple, Inc., (2)	4,432,715
99,720	Hewlett-Packard Company	4,553,215
10,930	International Business Machines Corporation (IBM)	1,258,480
10,920	NCR Corporation, (2)	249,304
117,064	Network Appliance, Inc., (2)	2,347,133
10,920	Teradata Corporation	240,895

	Total Computers & Peripherals	13,081,742

	Construction & Engineering – 0.7%

434,060	AMEC PLC	6,234,420
12,610	Fluor Corporation	1,780,028
210,210	JGC Corporation	3,225,959
6,710	Perini Corporation	243,103

	Total Construction & Engineering	11,483,510

	Consumer Finance – 0.3%

12,580	MasterCard, Inc.	2,805,214
67,290	Western Union Company	1,431,258

	Total Consumer Finance	4,236,472

	Containers & Packaging – 0.0%

14,270	Owens-Illinois, Inc.	805,256

	Distributors – 0.1%

114,090	Jardine Cycle & Carriage Limited	1,633,341

	Diversified Consumer Services – 0.0%

3,210	Apollo Group, Inc., (2)	138,672
3,910	ITT Educational Services, Inc., (2)	179,586

	Total Diversified Consumer Services	318,258

	Diversified Financial Services – 0.6%

83,270	Citigroup Inc.	1,783,643
29,600	Deutsche Boerse AG	4,770,530
22,960	Eaton Vance Corporation	700,510
17,000	eSpeed Inc., Class A	198,220
30,870	ING Group N.V.	1,153,612
18,500	Nasdaq Stock Market, Inc., (2)	715,210

	Total Diversified Financial Services	9,321,725

	Diversified Telecommunication Services – 1.6%

50,470	AT&T Inc.	1,933,001
540	Brasil Telecom	35,348
9,810	Cbeyond Inc., (2)	184,330
1,918	Chunghwa Telecom Co., Ltd., Sponsored ADR	50,445
29,170	France Telecom S.A.	979,529
138,350	KT Corporation, Sponsored ADR, (11)	3,285,813
526,670	Nippon Telegraph and Telephone Corporation, ADR, (11)	11,418,206
81,350	Telecom Argentina S.A., (2)	1,722,993
650,000	Telecom Italia S.p.A.	1,074,040
33,990	Telefonica S.A.	2,940,475
74,060	Telefonos de Mexico de C.V., Series L	2,784,656

	Total Diversified Telecommunication Services	26,408,836

	Electric Utilities – 1.7%

400	Ameren Corporation	17,616
7,950	Black Hills Corporation	284,451
357,200	Centrais Electricas Brasileiras S.A., ADR	5,178,721
55,390	E.ON A.G	3,454,630
44,570	Edison International	2,184,821
12,000	El Paso Electric Company, (2)	256,440
21,030	FPL Group, Inc.	1,319,422
146,000	IDACORP, INC	4,688,060
382,100	Korea Electric Power Corporation, Sponsored ADR	5,746,784
211,100	PNM Resources Inc.	2,632,417
11,880	Progress Energy, Inc.	495,396
86,830	Reliant Energy Inc., (2)	2,053,530

	Total Electric Utilities	28,312,288

	Electrical Equipment – 0.4%

50,590	ABB Limited	1,363,510
66,994	Emerson Electric Co.	3,447,511
1,890	First Solar Inc., (2)	436,855
26,070	Nikon Corporation	697,751

	Total Electrical Equipment	5,945,627

	Electronic Equipment & Instruments – 0.7%

2,234	Itron Inc., (2)	201,574
103,190	LG Philips LCD Company Limited, Sponsored ADR, (2)	2,304,233
25,000	MEMC Electronic Materials, (2)	1,772,500
9,690	Mettler-Toledo International Inc., (2)	941,093
89,700	Tech Data Corporation, (2), (11)	2,942,160
4,641	Teledyne Technologies Inc., (2)	218,127
41,210	Thermo Fisher Scientific, Inc., (2)	2,342,376

	Total Electronic Equipment & Instruments	10,722,063

	Energy Equipment & Services – 1.2%

2,000	Atwood Oceanics Inc., (2)	183,440
328,000	BJ Services Company, (11)	9,351,280
36,560	Cooper Cameron Corporation, (2)	1,522,358
2,680	Dawson Geophysical Company, (2)	180,900
13,190	Dresser Rand Group, Inc., (2)	405,593
16,160	FMC Technologies Inc., (2)	919,342
58,260	Global Industries, Limited, (2)	937,403
10,270	Matrix Service Company, (2)	176,439
22,740	National-Oilwell Varco Inc., (2)	1,327,561
12,620	Noble Corporation	626,835
46,990	Patterson-UTI Energy, Inc.	1,230,198
14,300	Technip S.A.	1,113,924
13,640	Tidewater Inc.	751,700
6,990	Transocean Inc.	945,048
5,290	Trico Marine Services Inc., (2)	206,151
9,350	Unit Corporation, (2)	529,678

	Total Energy Equipment & Services	20,407,850

	Food & Staples Retailing – 0.5%

25,040	Casino Guichard-Perrachon S.A.	3,001,531
4,580	Koninklijke Ahold N.V., (2)	68,219
155,380	Marks and Spencer Group PLC	1,195,531
4,750	Nash Finch Company	161,405
45,640	Safeway Inc.	1,339,534
35,660	Wal-Mart Stores, Inc.	1,878,569
82,250	William Morrison Supermarkets PLC	448,456

	Total Food & Staples Retailing	8,093,245

	Food Products – 1.8%

31,050	ConAgra Foods, Inc.	743,648
21,830	Flowers Foods Inc.	540,293
44,110	H.J. Heinz Company	2,071,847
267,890	Jeronimo Martins SGPS	2,154,495
6,240	Monsanto Company	695,760
580	Nestle S.A.	72,753
377,700	Smithfield Foods, Inc., (2), (11)	9,729,552
135,550	Tingyi Holding Corporation	178,647
679,300	Tyson Foods, Inc., Class A, (11)	10,834,835
96,960	Unilever PLC	3,269,491

	Total Food Products	30,291,321

	Gas Utilities – 0.5%

1,460	BG PLC	169,319
6,530	E. ON AG	1,208,220
34,933	Energen Corporation	2,176,326
11,060	Equitable Resources Inc.	651,434
3,560	Gas Natural SDG	219,957
56,290	Questar Corporation	3,183,762
25,880	Spectra Energy Corporation	588,770

	Total Gas Utilities	8,197,788

	Health Care Equipment & Supplies – 0.6%

27,550	Alfresa Holdings Corporation	2,186,181
3,060	Analogic Corporation	203,612
13,370	Applera Corporation-Applied Biosystems Group	439,338
38,520	Baxter International Inc.	2,227,226
753	Fresenius Medical Care, ADR	37,891
44,670	Fresenius Medical Care, ADR	2,247,981
155,500	Paramount Bed Company Limited	2,129,515
12,480	Patterson Companies Inc., (2)	453,024
5,719	Surmodics Inc., (2)	239,512

	Total Health Care Equipment & Supplies	10,164,280

	Health Care Providers & Services – 0.1%

27,818	Express Scripts, Inc., (2)	1,789,254
6,350	Mentor Corporation	163,322

	Total Health Care Providers & Services	1,952,576

	Hotels, Restaurants & Leisure – 0.3%

2,950	Bally Technologies, Inc., (2)	101,303
26,800	Burger King Holdings Inc.	741,288
1,220	Carnival Corporation	49,190
32,100	McDonald’s Corporation	1,790,217
33,650	Royal Caribbean Cruises Limited	1,107,085
3,680	WMS Industries Inc., (2)	132,370
10,580	Wynn Resorts Ltd.	1,064,771

	Total Hotels, Restaurants & Leisure	4,986,224

	Household Durables – 0.0%

2,050	Desarrolladora Homex SAB de C.V., Sponsored ADR	119,003
4,400	Matsushita Electric Industrial Co., Ltd., ADR	95,524
6,210	Tupperware Corporation	240,203

	Total Household Durables	454,730

	Household Products – 0.4%

52,430	Colgate-Palmolive Company	4,084,821
82,000	KAO Corporation	2,333,230

	Total Household Products	6,418,051

	Independent Power Producers & Energy Traders – 0.1%

30,280	NRG Energy Inc., (2)	1,180,617

	Industrial Conglomerates – 0.5%

27,790	East Asiatic Co., LTD.	2,441,421
344,660	Keppel Corporation	2,508,978
22,530	Siemens AG, Sponsored ADR	2,454,418
4,480	Teleflex Inc.	213,741

	Total Industrial Conglomerates	7,618,558

	Insurance – 0.9%

1,040	Aegon N.V.	15,226
46,758	AFLAC Incorporated	3,036,932
10,930	American International Group, Inc.	472,723
13,890	Amtrust Financial Services, Inc.	225,157
22,710	Aon Corporation	912,942
17,870	Arch Capital Group Limited, (2)	1,227,133
5,400	Aspen Insurance Holdings Limited	142,452
11,780	Axis Capital Holdings Limited	400,284
345,100	Benfield Group, Limited	1,706,827
5,470	Fairfax Financial Holdings Limited	1,570,437
13,440	HCC Insurance Holdings Inc.	304,954
7,270	Philadelphia Consolidated Holding Corporation, (2)	234,094
9,020	Power Financial Corporation	308,532
11,210	Seabright Insurance Holdings Inc., (2)	165,123
32,690	Sun Life Financial Inc.	1,523,354
7,350	Tower Group Inc.	185,000
89,250	WR Berkley Corporation	2,471,333
1,730	Zurich Financial Services AG	545,310

	Total Insurance	15,447,813

	Internet & Catalog Retail – 0.2%

22,810	Amazon.com, Inc., (2)	1,626,353
184,690	Home Retail Group	958,667

	Total Internet & Catalog Retail	2,585,020

	Internet Software & Services – 0.2%

10,610	Blue Coat Systems Inc.	233,844
90,000	eBay Inc., (2), (11)	2,685,600

	Total Internet Software & Services	2,919,444

	IT Services – 0.3%

45,470	Accenture Limited	1,599,180
16,970	CGI Group Inc., (2)	179,882
9,860	Convergys Corporation, (2)	148,492
140,000	Electronic Data Systems Corporation, (11)	2,331,000
8,470	Savvis Inc., (2)	137,807
7,670	TNS Inc.	158,309

	Total IT Services	4,554,670

	Leisure Equipment & Products – 0.2%

2,840	Canon Inc.	131,691
19,370	Fuji Photo Film Co., Ltd.	692,338
10,890	FujiFilm Holdings Corporation, ADR	387,031
40,434	Hasbro, Inc.	1,128,109
14,860	Marvel Entertainment Inc., (2)	398,099

	Total Leisure Equipment & Products	2,737,268

	Life Sciences Tools & Services – 0.1%

3,600	Dionex Corporation, (2)	277,164
7,490	Illumina Inc., (2)	568,491

	Total Life Sciences Tools & Services	845,655

	Machinery – 0.8%

77,850	ABB Limited	2,095,722
45,080	AGCO Corporation, (2)	2,699,390
10,990	Deere & Company	884,036
27,448	Harsco Corporation	1,520,070
10,830	ITT Industries Inc.	561,102
16,260	MAN AG	2,159,413
42,100	Manitowoc Company Inc.	1,717,680
211,160	Mitsui Engineering & Shipbuilding Company Limited	572,097
11,510	Pall Corporation	403,656
7,737	Parker Hannifin Corporation	535,942
10,670	RBC Bearings Inc., (2)	396,177
5,750	Robbins & Myers, Inc.	187,738

	Total Machinery	13,733,023

	Marine – 0.2%

250,340	Kawasaki Kisen Kaisha Limited	2,457,280

	Media – 0.3%

74,890	DIRECTV Group, Inc., (2)	1,856,523
8,240	Echostar Communications Corporation, (2)	236,735
65,250	Eniro AB	475,612
22,450	ProSiebensati Media AG	485,050
300	Scholastic Corporation, (2)	9,081
860	Shaw Communication Inc.	15,635
9,830	Thomson Corporation	329,600
31,120	Walt Disney Company	976,546
1,080	WPP Group PLC	64,411

	Total Media	4,449,193

	Metals & Mining – 3.7%

277,200	AngloGold Ashanti Limited, Sponsored ADR, (11)	9,413,712
276,900	Apex Silver Mines Limited, (2)	3,356,028
144,800	Barrick Gold Corporation	6,291,560
17,590	BHP Billiton PLC	518,094
13,650	BHP Billiton PLC	801,938
83,770	BHP Billiton PLC	2,752,765
4,580	Compass Minerals International, Inc.	270,128
204,690	Cookson Group	2,700,628
319,100	Crystallex International Corporation, (2)	724,357
25,890	Freeport-McMoRan Copper & Gold, Inc.	2,491,136
286,100	Gold Fields Limited, (11)	3,956,763
2,015,500	Lihir Gold Limited, (2)	6,431,321
604,210	Mitsubishi Materials	2,652,562
235,100	Newmont Mining Corporation, (11)	10,650,030
265,900	NovaGold Resources Inc., (2), (11)	2,050,089
4,710	Olympic Steel Inc.	212,421
6,010	Rio Tinto PLC, Sponsored ADR	2,475,158
81,490	SSAB Svenskt Stal AB	2,295,104
6,920	Stillwater Mining Company, (2)	107,052

	Total Metals & Mining	60,150,846

	Multiline Retail – 0.5%

42,470	Big Lots, Inc., (2)	947,081
55,450	Costco Wholesale Corporation	3,602,587
11,830	Dollar Tree Stores Inc., (2)	326,390
161,810	Next PLC	3,665,428

	Total Multiline Retail	8,541,486

	Multi-Utilities – 0.1%

63,560	National Grid Group PLC	878,340

	Oil, Gas & Consumable Fuels – 3.3%

22,100	Arch Coal Inc.	961,350
167,060	BP Amoco PLC, (11)	10,132,189
9,720	Cabot Oil & Gas Corporation	494,165
3,780	Carrizo Oil & Gas, Inc., (2)	224,041
58,710	Chesapeake Energy Corporation	2,709,467
18,150	Chevron Corporation	1,549,284
5,740	Comstock Resources Inc.	231,322
28,530	Denbury Resources Inc., (2)	814,532
41,340	Eni S.p.A., Sponsored ADR	2,815,667
14,550	EOG Resources, Inc.	1,746,000
10,010	Frontier Oil Corporation	272,873
38,300	Hess Corporation	3,377,294
33,250	Murphy Oil Corporation	2,731,155
86,500	Nexen Inc., (11)	2,561,265
23,550	Occidental Petroleum Corporation	1,723,154
10,700	Petrohawk Energy Corporation, (2)	215,819
21,830	Petroquest Energy Inc., (2)	378,532
22,567	Pioneer Drilling Company, (2)	359,492
50,110	Repsol YPF S.A.	1,724,285
111,100	Royal Dutch Shell PLC, Class B, Sponsored ADR, (11)	7,485,918
101,050	Singapore Petroleum	499,860
270,323	Statoil ASA, (11)	8,074,548
28,620	Total S.A., Sponsored ADR	2,118,166
8,880	Total S.A.	657,865
4,900	Valero Energy Corporation	240,639
8,020	XTO Energy, Inc.	496,117

	Total Oil, Gas & Consumable Fuels	54,594,999

	Paper & Forest Products – 0.3%

14,390	Aracruz Celulose S.A.	982,261
8,170	Buckeye Technologies Inc., (2)	91,177
9,610	Potlatch Corporation	396,605
13,750	Rayonier Inc.	597,300
11,320	Stora Enso Oyj, R Shares	130,904
74,190	Votorantim Celulose e Papel S.A.	2,115,157

	Total Paper & Forest Products	4,313,404

	Personal Products – 0.1%

23,670	Herbalife, Limited	1,124,325
4,680	Oriflame Cosmetics S.A.	311,112

	Total Personal Products	1,435,437

	Pharmaceuticals – 1.6%

24,100	Astellas Pharma Inc.	946,489
181,990	AstraZeneca Group, (11)	6,913,800
114,430	Daiichi Sankyo Company Limited	3,394,721
37,640	Eli Lilly and Company	1,941,848
9,200	GlaxoSmithKline PLC, ADR	390,356
28,730	H. Lundbeck A/S	720,630
139,000	Kissei Pharmaceuticals Company Limited	2,932,954
28,800	Merck & Co. Inc.	1,092,960
3,990	Novo Nordisk A/S	274,573
271,700	Patheon Inc., (2)	802,037
45,420	Pfizer Inc.	950,641
11,580	Pozen Inc., (2)	119,969
90,580	Sanofi-Aventis, ADR, (11)	3,400,373
49,240	Shionogi & Company Limited	846,818
21,840	Shire Pharmaceuticals Group	422,763
54,665	Warner Chilcott Limited, (2)	983,970

	Total Pharmaceuticals	26,134,902

	Real Estate/Mortgage – 0.3%

30,590	Annaly Capital Management Inc.	468,639
8,767	LaSalle Hotel Properties	251,876
10,550	Lexington Corporate Properties Trust	152,026
8,920	Macerich Company	626,808
10,264	SL Green Realty Corporation	836,208
13,597	Tanger Factory Outlet Centers	523,077
20,554	Taubman Centers Inc.	1,070,863
1,089,583	Wing Tai Holdings Limited	1,747,024

	Total Real Estate/Mortgage	5,676,521

	Real Estate Management & Development – 0.0%

129,610	New World Development Company, Limited	318,815

	Road & Rail – 0.4%

1,250	Canadian National Railways Company	60,400
59,130	CSX Corporation	3,315,419
25,760	Hertz Global Holdings, Inc., (2)	310,666
17,870	Kansas City Southern Industries, (2)	716,766
20,080	Landstar System	1,047,373
8,200	Union Pacific Corporation	1,028,116

	Total Road & Rail	6,478,740

	Semiconductors & Equipment – 0.2%

16,690	Amkor Technology Inc., (2)	178,583
8,550	Monolithic Power Systems, Inc., (2)	150,737
91,510	National Semiconductor Corporation	1,676,463
6,670	Rubicon Technology Inc., (2)	193,297
20,120	Semtech Corporation, (2)	288,320
117,618	Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR	1,207,937

	Total Semiconductors & Equipment	3,695,337

	Software – 0.7%

61,940	Activision Inc., (2)	1,691,581
53,150	Adobe Systems Incorporated, (2)	1,891,609
8,920	Ansys Inc., (2)	307,918
58,890	Autodesk, Inc., (2)	1,853,857
7,994	Blackbaud, Inc.	194,094
7,800	Blackboard, Inc., (2)	259,974
65,000	Microsoft Corporation, (11)	1,844,700
28,820	Salesforce.com, Inc., (2)	1,667,813
7,720	SPSS Inc., (2)	299,382
77,570	Symantec Corporation, (2)	1,289,213

	Total Software	11,300,141

	Specialty Retail – 0.3%

8,540	Aeropostale, Inc., (2)	231,519
17,680	GameStop Corporation	914,233
25,230	Gap, Inc.	496,526
3,515	Hennes & Mauritz AB	216,380
6,200	J. Crew Group Inc., (2)	273,854
13,790	NetFlix.com Inc.	477,823
760	Sony Corporation	30,452
58,850	TJX Companies, Inc.	1,946,169

	Total Specialty Retail	4,586,956

	Textiles, Apparel & Luxury Goods – 0.1%

2,780	Deckers Outdoor Corporation, (2)	299,739
860	Gildan Activewear Inc, Sponsored ADR, (2)	32,129
19,638	Guess Inc.	794,749

	Total Textiles, Apparel & Luxury Goods	1,126,617

	Thrifts & Mortgage Finance – 0.2%

224,530	Hudson City Bancorp, Inc.	3,969,690

	Tobacco – 0.4%

30,000	Altria Group, Inc.	665,999
15,820	British American Tobacco PLC	1,198,364
350	Japan Tobacco, Inc.	1,750,872
30,000	Philip Morris International	1,517,399
30,790	UST Inc.	1,678,670

	Total Tobacco	6,811,304

	Transportation Infrastructure – 0.2%

1,226,750	Macquarie Airports	3,646,326

	Wireless Telecommunication Services – 0.2%

23,720	Millicom International Cellular S.A.	2,242,725
1,730	Mobile Telesystems, Sponsored ADR	131,220

	Total Wireless Telecommunication Services	2,373,945

	Total Common Stocks (cost $658,613,768)	630,405,099

Shares	Description (1)	Coupon	Ratings (3)	Value

	Convertible Preferred Securities – 1.6% (1.0% of Total Investments)

	Automobiles – 0.3%

42,300	General Motors Corporation, Convertible Bonds	1.500%	B-	$968,670
79,550	General Motors Corporation, Convertible Notes, Senior Debentures, Series B	5.250%	B-	1,291,097
129,800	General Motors Corporation	6.250%	B-	2,141,700

	Total Automobiles			4,401,467

	Capital Markets – 0.0%

15,800	AMG Capital Trust II, Convertible Bond	5.150%	BB	606,325

	Commercial Banks – 0.0%

20,650	Sovereign Capital Trust IV, Convertible Security	4.375%	Baa1	632,406

	Communications Equipment – 0.5%

12,500	Lucent Technologies Capital Trust I	7.750%	B2	8,750,000

	Diversified Financial Services – 0.1%

43,100	Citigroup Inc., Series T	6.500%	A	2,046,388

	Electric Utilities – 0.1%

26,400	Centerpoint Energy Inc.	2.000%	BBB-	765,072
5,600	CMS Energy Corporation, Convertible Bonds	4.500%	Ba2	402,850

	Total Electric Utilities			1,167,922

	Food Products – 0.0%

4,050	Bunge Limited, Convertible Bonds	4.875%	BB	460,688

	Household Durables – 0.1%

16,800	Newell Financial Trust I	5.250%	BBB-	762,300

	Independent Power Producers & Energy Traders – 0.1%

400	NRG Energy Inc., Convertible Bond	4.000%	B2	801,120

	Metals & Mining – 0.1%

1,100	Freeport McMoran Copper & Gold, Inc.	5.500%	B-	2,333,375

	Oil, Gas & Consumable Fuels – 0.1%

750	El Paso Corporation	4.990%	B	1,020,000

	Real Estate – 0.1%

13,100	Simon Property Group, Inc., Series I	6.000%	BBB+	994,028

	Thrifts & Mortgage Finance – 0.1%

42,650	Washington Mutual, Inc., Unit 1 Trust	5.375%	A3	1,211,260

	U.S. Agency – 0.0%

7	Federal National Mortgage Association	5.375%	AA-	469,874

	Total Convertible Preferred Securities (cost $30,801,095)			25,657,153

Shares	Description (1)	Coupon	Ratings (3)	Value

	$25 Par (or similar) Preferred Securities – 50.7% (31.6% of Total Investments)

	Capital Markets – 3.5%

221,874	BNY Capital Trust V, Series F	5.950%	Aa3	$4,759,197
1,195,600	Deutsche Bank Capital Funding Trust II	6.550%	Aa3	26,040,168
23,000	First Union Institutional Capital II (CORTS)	8.200%	A1	575,000
1,200	Goldman Sachs Capital I (CORTS)	6.000%	A1	25,740
12,000	Goldman Sachs Capital I, Series A (CORTS)	6.000%	A1	245,520
3,000	Goldman Sachs Group Inc., (CORTS)	6.300%	A	64,170
5,600	Goldman Sachs Group Inc., Series 2003-11 (SATURNS)	5.625%	Aa3	110,208
7,600	Goldman Sachs Group Inc., Series 2004-04 (SATURNS)	6.000%	A1	155,800
2,900	Goldman Sachs Group Inc., Series 2004-06 (SATURNS)	6.000%	A1	59,015
16,200	Goldman Sachs Group Inc., Series 2004-4 (CORTS)	6.000%	A1	332,748
20,200	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A1	388,042
7,900	Goldman Sachs Group Inc., Series GSC-4 Class A (PPLUS)	6.000%	A1	152,944
6,500	Goldman Sachs Group Inc., Series GSG-1 (PPLUS)	6.000%	AA-	139,100
4,500	Goldman Sachs Group Inc., Series GSG-2 (PPLUS)	5.750%	AA-	91,125
339,545	Merrill Lynch Preferred Capital Trust III	7.000%	A2	6,913,136
19,700	Merrill Lynch Preferred Capital Trust IV	7.120%	A2	419,413
225,600	Merrill Lynch Preferred Capital Trust V	7.280%	A2	4,827,840
191,992	Morgan Stanley Capital Trust III	6.250%	A1	3,891,678
113,125	Morgan Stanley Capital Trust IV	6.250%	A1	2,274,944
12,794	Morgan Stanley Capital Trust V	5.750%	A+	245,005
267,700	Morgan Stanley Capital Trust VI	6.600%	A1	5,755,550
23,058	Morgan Stanley Capital Trust VII	6.600%	A1	493,441

	Total Capital Markets			57,959,784

	Commercial Banks – 9.9%

651,200	ABN AMRO Capital Fund Trust V	5.900%	A1	12,932,832
116,700	ASBC Capital I	7.625%	A3	2,905,830
93,595	BAC Capital Trust I	7.000%	Aa2	2,264,063
553,449	BAC Capital Trust II	7.000%	Aa2	13,404,535
91,600	BAC Capital Trust III	7.000%	Aa2	2,222,216
13,600	BAC Capital Trust IV	5.875%	Aa2	289,952
12,100	BAC Capital Trust V	6.000%	Aa3	257,125
9,500	BAC Capital Trust VIII	6.000%	Aa2	200,830
504,642	Banco Santander Finance	6.800%	Aa3	11,228,285
897,198	Banco Santander Finance	6.500%	A	19,065,458
65,911	Banco Santander Finance	6.410%	Aa3	1,544,295
28,800	Banesto Holdings, Series A, 144A	10.500%	A1	911,701
154,700	Bank One Capital Trust VI	7.200%	Aa3	3,825,731
187,590	Barclays Bank PLC	7.750%	Aa3	4,689,750
40,542	Barclays Bank PLC	6.625%	Aa3	962,062
36,700	Capital One Capital II Corporation	7.500%	Baa1	722,990
141,700	Citizens Funding Trust I	7.500%	Baa1	2,437,240
146,500	Cobank ABC, 144A	7.000%	A	6,556,608
419,100	Credit Suisse Guernsey	7.900%	Aa3	10,556,081
52,900	Fifth Third Capital Trust VI	7.250%	A1	1,150,575
2,400	Fleet Capital Trust IX	6.000%	Aa2	50,904
418,000	Fleet Capital Trust VIII	7.200%	Aa2	10,032,000
57,700	HSBC Finance Corporation	6.875%	AA-	1,391,147
83,705	KeyCorp Capital Trust IX	6.750%	A3	1,673,263
1,300	KeyCorp Capital Trust V	5.875%	A3	23,400
1,300	KeyCorp Capital Trust VI	6.125%	A3	25,402
757,338	National City Capital Trust II	6.625%	BBB+	12,799,012
8,728	National City Capital Trust IV	8.000%	A2	172,640
21,700	ONB Capital Trust II	8.000%	A3	542,283
25,700	PNC Capital Trust	6.125%	A2	558,975
176,800	Royal Bank of Scotland Group PLC	6.600%	Aa3	3,942,640
41,890	Royal Bank of Scotland Group PLC, Series L	5.750%	A1	825,233
57,600	Royal Bank of Scotland Group PLC, Series M	6.400%	A1	1,304,640
125,740	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	2,776,339
500	Royal Bank of Scotland Group PLC, Series P	6.250%	A1	10,820
13,900	Royal Bank of Scotland Group PLC, Series T	7.250%	Aa3	340,133
15,200	SunAmerica (CORTS)	6.700%	AA	332,880
400	USB Capital Trust VI	5.750%	Aa3	7,928
5,000	USB Capital Trust VII	5.875%	Aa3	100,700
65,700	USB Capital Trust XI	6.600%	Aa3	1,497,303
27,340	VNB Capital Trust I	7.750%	A3	683,500
142,870	Wachovia Capital Trust IX	6.375%	A1	3,048,846
285,891	Wachovia Trust IV	6.375%	A1	6,103,773
432,035	Wells Fargo Capital Trust V	7.000%	Aa2	10,399,082
111,882	Wells Fargo Capital Trust VII	5.850%	Aa2	2,437,909
8,500	Wells Fargo Capital Trust IX	5.625%	Aa2	183,090
114,700	Zions Capital Trust B	8.000%	BBB-	2,823,914

	Total Commercial Banks			162,215,915

	Computers & Peripherals – 0.0%

1,000	IBM Corporation, Class A (CORTS)	5.625%	A+	23,990
17,000	IBM Trust IV (CORTS)	7.000%	A+	436,560

	Total Computers & Peripherals			460,550

	Consumer Finance – 0.0%

12,200	MBNA Corporation, Capital Trust D	8.125%	Aa2	303,170

	Diversified Financial Services – 5.6%

95,400	BAC Capital Trust XII	6.875%	Aa3	2,257,164
174,400	Citigroup Capital Trust VII	7.125%	A1	3,857,728
729,022	Citigroup Capital Trust VIII	6.950%	A1	15,929,131
20,600	Citigroup Capital Trust IX	6.000%	A1	406,438
14,100	Citigroup Capital Trust XI	6.000%	A1	276,924
9,100	Citigroup Capital X	6.100%	A1	176,540
257,721	Citigroup Capital XV	6.500%	A1	5,376,060
26,300	Citigroup Capital XVI	6.450%	A1	533,890
708,500	Citigroup Capital XIX	7.250%	A1	16,281,330
75,000	Citigroup Inc., Series M	8.125%	A	1,804,688
300	General Electric Capital Corporation	6.000%	AAA	7,572
327,900	ING Groep N.V.	7.375%	A1	8,048,306
568,920	ING Groep N.V.	7.200%	A1	13,699,594
718,475	ING Groep N.V.	7.050%	A	16,848,239
37,200	ING Groep N.V.	6.375%	A1	814,308
7,900	JPMorgan Chase Capital Trust XIV	6.200%	Aa3	183,043
223,100	Merrill Lynch Capital Trust I	6.450%	A	4,441,921
13,000	Royal Bank of Scotland Group PLC, Series R	6.125%	A1	276,250

	Total Diversified Financial Services			91,219,126

	Diversified Telecommunication Services – 1.3%

620,100	AT&T Inc.	6.375%	A	15,490,098
38,500	BellSouth Capital Funding (CORTS)	7.100%	A	872,268
30,500	BellSouth Corporation (CORTS)	7.000%	A	688,156
28,000	Verizon Communications (CORTS)	7.625%	A	702,240
151,800	Verizon Communications, Series 2004-1 (SATURNS)	6.125%	A	3,678,114

	Total Diversified Telecommunication Services			21,430,876

	Electric Utilities – 0.9%

50,000	American Electric Power	8.750%	Baa3	1,263,750
10,300	DTE Energy Trust I	7.800%	Baa3	261,826
1,700	Entergy Arkansas Inc.	6.700%	AAA	43,775
2,400	Entergy Arkansas Inc.	6.000%	AAA	60,960
28,900	Entergy Louisiana LLC	7.600%	A-	728,858
5,300	Entergy Mississippi Inc.	7.250%	A-	132,818
1,800	Entergy Mississippi Inc.	6.000%	AAA	44,784
51,600	FPL Group Capital Inc.	6.600%	A3	1,295,676
6,000	National Rural Utilities Cooperative Finance Corporation	6.750%	A3	145,440
8,600	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	194,876
2,500	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	57,900
9,300	PPL Capital Funding, Inc.	6.850%	Baa2	226,269
15,000	PPL Energy Supply LLC	7.000%	BBB	377,850
122,500	Virginia Power Capital Trust	7.375%	BBB	3,083,325
258,500	Xcel Energy Inc.	7.600%	Baa2	6,426,956

	Total Electric Utilities			14,345,063

	Food Products – 0.2%

35,100	Dairy Farmers of America Inc., 144A	7.875%	BBB-	3,007,631

	Insurance – 11.2%

1,210,933	Ace Ltd., Series C	7.800%	BBB	29,958,482
12,600	Aegon N.V., Series 1	4.000%	A-	228,060
10,000	Aegon N.V.	6.875%	A-	225,100
3,500	Aegon N.V.	6.500%	A-	75,495
1,420,300	Aegon N.V.	6.375%	A-	28,832,090
3,000	Aegon N.V.	7.250%	A-	70,290
12,233	AMBAC Financial Group Inc.	5.950%	AA	165,268
238,113	Arch Capital Group Limited, Series B	7.785%	BBB-	6,012,353
392,973	Arch Capital Group Limited	8.000%	BBB-	10,028,671
709,600	Berkley WR Corporation, Capital Trust II	6.750%	BBB-	14,830,640
677,301	Delphi Financial Group, Inc.	8.000%	BBB+	15,584,696
32,500	Delphi Financial Group, Inc.	7.376%	BBB-	617,825
6,000,000	Everest Reinsurance Holdings, Inc.	6.600%	Baa1	5,065,440
200,456	EverestRe Capital Trust II	6.200%	Baa1	4,021,147
7,800	Financial Security Assurance Holdings	6.250%	AA	166,842
6,100	Financial Security Assurance Holdings	5.600%	AA	118,950
1,395,900	Lincoln National Capital Trust VI	6.750%	A-	32,943,240
4,000	Lincoln National Corporation	6.750%	A-	96,400
123,700	Markel Corporation	7.500%	BBB-	3,043,020
897,802	PartnerRe Limited, Series C	6.750%	BBB+	20,398,061
146,500	PLC Capital Trust III	7.500%	BBB+	3,502,815
6,800	PLC Capital Trust IV	7.250%	BBB+	160,684
28,900	PLC Capital Trust V	6.125%	BBB+	578,000
40,700	Protective Life Corporation	7.250%	BBB	974,358
39,343	Prudential PLC	6.750%	A	934,396
124,700	RenaissanceRe Holdings Limited, Series B	7.300%	BBB	2,719,707
35,600	RenaissanceRe Holdings Limited, Series C	6.080%	BBB+	674,620
26,200	RenaissanceRe Holdings Ltd.	6.600%	BBB	541,030
3,300	Torchmark Capital Trust III	7.100%	BBB+	79,134

	Total Insurance			182,646,814

	IT Services – 0.0%

2,700	Vertex Industries Inc. (PPLUS)	7.625%	A	67,959

	Media – 3.2%

29,700	CBS Corporation	7.250%	BBB	719,631
556,900	CBS Corporation	6.750%	BBB	12,301,921
1,038,100	Comcast Corporation	7.000%	BBB+	24,447,255
14,200	Comcast Corporation	6.625%	BBB+	321,772
649,400	Viacom Inc.	6.850%	BBB	15,111,538
1,400	Walt Disney Company (CORTS)	6.875%	A	35,014

	Total Media			52,937,131

	Oil, Gas & Consumable Fuels – 1.0%

680,500	Nexen Inc.	7.350%	Baa3	16,325,195

	Pharmaceuticals – 0.1%

49,200	Bristol Myers Squibb Company (CORTS)	6.250%	A+	1,115,856

	Real Estate/Mortgage – 11.7%

15,700	AMB Property Corporation, Series P	6.850%	Baa2	368,793
77,100	AvalonBay Communities, Inc., Series H	8.700%	BBB	1,964,508
4,000	BRE Properties, Series C	6.750%	BBB-	85,520
9,100	BRE Properties, Series D	6.750%	BBB-	194,422
104,300	Developers Diversified Realty Corporation, Series G	8.000%	BBB-	2,503,200
1,265,945	Developers Diversified Realty Corporation, Series H	7.375%	BBB-	27,129,201
126,000	Duke Realty Corporation, Series L	6.600%	BBB	2,783,340
31,700	Duke Realty Corporation, Series N	7.250%	BBB	735,757
481,220	Duke Realty Corporation, Series O	8.375%	BBB	11,813,951
104,400	Duke-Weeks Realty Corporation	6.950%	BBB	2,345,868
96,000	Duke-Weeks Realty Corporation	6.625%	BBB	2,079,360
312,323	Equity Residential Properties Trust, Series N	6.480%	BBB	6,849,243
4,700	First Industrial Realty Trust, Inc., Series J	7.250%	BBB-	98,465
1,800	First Industrial Realty Trust, Inc., Series J	7.250%	BBB-	37,170
401,683	HRPT Properties Trust, Series B	8.750%	BBB-	9,624,325
533,000	HRPT Properties Trust, Series C	7.125%	BBB-	10,233,600
581,600	Kimco Realty Corporation, Series G	7.750%	BBB+	13,856,620
3,997	Prologis Trust, Series C	8.540%	BBB	212,091
55,275	Prologis Trust, Series G	6.750%	BBB	1,296,199
11,600	PS Business Parks, Inc.	6.700%	BBB-	232,116
412,088	PS Business Parks, Inc.	7.000%	BBB-	9,000,002
4,800	PS Business Parks, Inc., Series I	6.875%	BBB-	101,040
700	PS Business Parks, Inc., Series K	7.950%	BBB-	16,695
243,000	PS Business Parks, Inc., Series L	7.600%	BBB-	5,578,065
131,900	PS Business Parks, Inc., Series O	7.375%	BBB-	2,938,073
249,836	Public Storage, Inc.	6.750%	BBB+	5,433,933
3,000	Public Storage, Inc., Series N	7.000%	BBB+	68,400
63,900	Public Storage, Inc., Series C	6.600%	BBB+	1,367,460
149,000	Public Storage, Inc., Series E	6.750%	BBB+	3,225,850
21,400	Public Storage, Inc., Series F	6.450%	BBB+	435,490
16,511	Public Storage, Inc., Series H	6.950%	BBB+	373,314
19,000	Public Storage, Inc., Series I	7.250%	BBB+	454,290
40,000	Public Storage, Inc., Series K	7.250%	BBB+	947,600
726,938	Public Storage, Inc., Series M	6.625%	BBB+	15,127,580
31,500	Public Storage, Inc., Series V	7.500%	BBB+	761,355
33,403	Realty Income Corporation, Series E	6.750%	BBB-	705,137
166,100	Regency Centers Corporation	7.450%	BBB	3,835,249
6,300	United Dominion Realty Trust	6.750%	BBB-	148,775
169,000	Vornado Realty Trust, Series G	6.625%	BBB-	3,523,650
185,000	Vornado Realty Trust, Series H	6.750%	BBB-	3,905,350
1,542,834	Wachovia Preferred Funding Corporation	7.250%	A2	36,534,309
126,800	Weingarten Realty Trust, Series E	6.950%	A-	2,884,700

	Total Real Estate/Mortgage			191,810,066

	Thrifts & Mortgage Finance – 1.6%

70,600	Countrywide Capital Trust III (PPLUS)	8.050%	BBB-	1,225,616
601,104	Countrywide Capital Trust IV	6.750%	BBB-	10,230,790
546,678	Countrywide Capital Trust V	7.000%	BBB-	9,129,522
50,200	Federal Home Loan Mortgage Corporation, Notes	5.570%	AA-	958,819
42,200	Federal Home Loan Mortgage Corporation	6.550%	AA-	947,389
175,000	Federal Home Loan Mortgage Corporation	8.375%	AA-	4,269,999

	Total Thrifts & Mortgage Finance			26,762,135

	U.S. Agency – 0.4%

139,000	Federal National Mortgage Association	7.000%	AA-	6,298,438

	Wireless Telecommunication Services – 0.1%

52,800	United States Cellular Corporation	8.750%	A-	1,320,528

	Total $25 Par (or similar) Preferred Securities (cost $931,447,289)			830,226,237

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (4)	Ratings (3)	Value

	Variable Rate Senior Loan Interests – 11.8% (7.4% of Total Investments) (5)

	Aerospace & Defense – 0.1%

$574	DAE Aviation Holdings, Inc., Term Loan B-1	6.990%	7/31/14	BB-	$555,439
571	DAE Aviation Holdings, Inc., Term Loan B-2	6.990%	7/31/13	BB-	551,708

1,145	Total Aerospace & Defense				1,107,147

	Airlines – 0.3%

2,504	ACTS Aero Technical Support & Services Inc., Term Loan	7.305%	10/01/14	N/R	2,178,172
992	American Airlines, Inc., Term Loan	6.801%	12/17/10	BB-	912,616
1,985	Delta Air Lines, Inc., Term Loan	8.082%	4/30/14	B	1,585,023

5,481	Total Airlines				4,675,811

	Building Products – 0.5%

3,568	Building Materials Corporation of America, Term Loan	6.688%	2/22/14	BB	2,866,834
2,977	Nortek, Inc., Term Loan B	5.350%	8/27/11	Ba3	2,579,948
989	Stile Acquisition Corporation, Canadian Term Loan	5.184%	4/05/13	BB-	852,290
991	Stile Acquisition Corporation, Term Loan B	5.183%	4/05/13	BB-	853,738
985	TFS Acquisition, Term Loan	6.196%	8/11/13	B+	916,050

9,510	Total Building Products				8,068,860

	Chemicals – 0.4%

1,990	Celanese Holdings LLC, Term Loan	6.229%	4/02/14	BB+	1,860,627
1,995	Georgia Gulf Corporation, Term Loan	5.580%	10/03/13	Ba3	1,819,129
2,978	Hercules Offshore, Inc., Term Loan	4.450%	7/11/13	BB	2,836,069

6,963	Total Chemicals				6,515,825

	Commercial Services & Supplies – 0.2%

213	Aramark Corporation, Letter of Credit	0.000%	1/24/14	BB-	198,747
3,349	Aramark Corporation, Term Loan	4.571%	1/24/14	BB-	3,128,405

3,562	Total Commercial Services & Supplies				3,327,152

	Diversified Consumer Services – 0.3%

258	Laureate Education, Inc., Delayed Draw, Term Loan B, (6), (7)	0.500%	8/17/14	B	(24,903)
1,738	Laureate Education, Inc., Term Loan B	6.068%	8/17/14	B1	1,569,904
2,985	Thomson Learning Center, Term Loan	5.200%	7/05/14	B+	2,574,563

4,981	Total Diversified Consumer Services				4,119,564

	Diversified Telecommunication Services – 0.2%

2,985	Alltel Communications, Inc., Term Loan B3	5.568%	5/18/15	BB-	2,700,180
501	Intelsat, Tranche B-2, Term Loan A	5.611%	1/03/14	BB-	459,529
501	Intelsat, Tranche B-2, Term Loan B	5.611%	1/03/14	BB-	459,391
501	Intelsat, Tranche B-2, Term Loan C	5.611%	1/03/14	BB-	459,391

4,488	Total Diversified Telecommunication Services				4,078,491

	Electric Utilities – 0.6%

5,238	Calpine Corporation, DIP Term Loan	5.575%	3/31/14	B+	4,662,426
1,995	TXU Corporation, Term Loan B-2	6.579%	10/10/14	Ba3	1,821,572
3,990	TXU Corporation, Term Loan B-3	6.583%	10/10/14	Ba3	3,632,895

11,223	Total Electric Utilities				10,116,893

	Electrical Equipment – 0.1%

1,750	Allison Transmission Holdings, Inc., Term Loan	5.746%	8/07/14	BB-	1,542,500

	Energy Equipment & Services – 0.1%

2,383	PGS Finance, Inc., Term Loan	4.450%	6/29/15	Ba2	2,246,292

	Health Care Equipment & Supplies – 0.4%

120	Bausch & Lomb, Inc., Delayed Draw Term Loan, (6)	3.473%	4/24/15	BB-	56,795
479	Bausch & Lomb, Inc., Term Loan	5.946%	4/24/15	BB-	466,014
5,970	Biomet, Inc., Term Loan	5.696%	12/25/13	BB-	5,752,095

6,569	Total Health Care Equipment & Supplies				6,274,904

	Health Care Providers & Services – 1.8%

457	Community Health Systems, Inc., Delayed Draw, Term Loan, (6), (7)	0.750%	7/25/14	BB	(34,790)
8,941	Community Health Systems, Inc., Term Loan	5.335%	7/25/14	BB	8,260,927
496	Concentra, Inc., Term Loan	4.946%	6/25/14	B+	420,572
5,930	HCA, Inc., Term Loan	4.946%	11/18/13	BB	5,462,450
1,781	HCA, Inc., Term Loan A	4.196%	11/18/12	Ba3	1,622,503
2,734	Health Management Associates, Inc., Term Loan	4.446%	2/28/14	BB-	2,381,841
529	IASIS Healthcare LLC, Delayed Term Loan	4.979%	3/14/14	Ba2	481,765
191	IASIS Healthcare LLC, Letter of Credit	2.609%	3/14/14	Ba2	173,609
2,259	IASIS Healthcare LLC, Term Loan	5.244%	3/14/14	Ba2	2,055,573
1,747	LifePoint Hospitals, Inc., Term Loan B	4.710%	4/18/12	BB	1,617,544
1,848	Select Medical Corporation, Term Loan	5.074%	2/24/12	Ba2	1,641,046
993	Select Medical Corporation, Term Loan B-2	4.631%	2/24/12	Ba2	881,340
359	Sun Healthcare Group, Inc., Delayed Term Loan	4.654%	4/12/14	Ba2	326,489
566	Sun Healthcare Group, Inc., Synthetic Letter of Credit	4.596%	4/19/14	Ba2	515,458
2,505	Sun Healthcare Group, Inc., Term Loan	5.539%	4/19/14	Ba2	2,279,668
990	Vanguard Health Holding Company II LLC, Replacement Term Loan	4.954%	9/23/11	Ba3	921,147

32,326	Total Health Care Providers & Services				29,007,142

	Hotels, Restaurants & Leisure – 0.7%

1,980	Cedar Fair LP, Term Loan	4.704%	8/30/12	BB	1,837,033
922	Intrawest Corporation, Term Loan	5.971%	4/24/08	N/R	894,305
703	Isle of Capri Casinos, Inc., Term Loan	4.446%	11/25/13	BB+	596,790
212	Isle of Capri Casinos, Inc., Delayed Term Loan A	4.446%	11/25/13	BB+	179,939
281	Isle of Capri Casinos, Inc., Delayed Term Loan B	4.446%	11/25/13	BB+	238,716
995	Orbitz Worldwide, Inc., Term Loan	5.895%	7/25/14	BB-	840,775
134	Travelport, LLC, Letter of Credit	4.946%	8/23/13	BB-	117,563
669	Travelport, LLC, Term Loan	4.954%	8/23/13	BB-	585,908
2,000	Travelport, LLC, Delayed Term Loan	4.954%	8/23/13	BB-	1,750,000
1,200	Venetian Casino Resort, LLC, Delayed Draw, Term Loan, (6), (7)	0.750%	5/23/14	BB	(136,772)
4,764	Venetian Casino Resort, LLC, Term Loan	4.450%	5/23/14	BB	4,221,014

13,860	Total Hotels, Restaurants & Leisure				11,125,271

	Independent Power Producers & Energy Traders – 0.3%

1,557	NRG Energy, Inc., Credit Linked Deposit	2.560%	2/01/13	Ba1	1,461,061
3,198	NRG Energy, Inc., Term Loan	4.196%	2/01/13	Ba1	3,000,374

4,755	Total Independent Power Producers & Energy Traders				4,461,435

	Insurance – 0.1%

3,976	Conseco, Inc., Term Loan	4.704%	10/10/13	Ba3	3,095,024

	Internet Software & Services – 0.1%

1,000	Sabre, Inc., Term Loan	5.244%	9/30/14	B+	823,500

	IT Services – 0.2%

3,980	First Data Corporation, Term Loan, B-1	5.355%	9/24/14	BB-	3,594,161

	Leisure Equipment & Products – 0.4%

400	Herbst Gaming Inc., Delayed Draw Term Loan, WI/DD	TBD	TBD	B2	286,800
800	Herbst Gaming Inc., Term Loan, WI/DD	TBD	TBD	B2	573,600
6,000	Wimar OpCo LLC, Term Loan	8.500%	1/03/12	B-	5,741,250

7,200	Total Leisure Equipment & Products				6,601,650

	Machinery – 0.1%

1,975	Oshkosh Truck Corporation, Term Loan	4.760%	12/06/13	BBB-	1,843,786

	Media – 2.5%

3,962	Cequel Communications LLC, Term Loan B	6.510%	11/05/13	N/R	4,882,982
4,075	Charter Communications Operating Holdings, LLC, Term Loan	5.260%	3/06/14	B+	3,452,713
2,500	Citadel Broadcasting Corporation, Term Loan	4.319%	6/12/14	BB-	2,060,938
5,965	Discovery Communications Holdings LLC, Term Loan	4.696%	5/14/14	N/R	5,491,505
2,200	Gray Television Inc., Term Loan	6.210%	12/31/14	B1	1,850,200
992	Idearc, Inc., Term Loan	4.700%	11/17/14	BBB-	798,560
1,985	Metro-Goldwyn-Mayer Studios, Inc., Term Loan	5.946%	4/08/12	N/R	1,579,165
3,950	Neilsen Finance LLC, Term Loan	5.346%	8/09/13	Ba3	3,574,675
947	Philadelphia Newspapers, Term Loan	6.600%	6/29/13	N/R	785,604
1,980	Readers Digest Association, Inc., Term Loan	5.075%	3/02/14	B+	1,636,470
5,955	Tribune Company, Term Loan B	5.542%	6/04/14	BB-	4,005,803
3,433	Tribune Company, Term Loan X	7.396%	6/04/09	BB-	3,088,160
268	Univision Communications, Inc., Delayed Term Loan, (6), (7)	1.000%	9/29/14	Ba3	(56,040)
7,732	Univision Communications, Inc., Term Loan	5.494%	9/29/14	Ba3	6,117,584
430	Valassis Communications, Inc., Delayed Term Loan, (6), (7)	1.000%	3/02/14	BB	(30,064)
1,299	Valassis Communications, Inc., Tranche B, Term Loan	4.450%	3/02/14	BB	1,208,490

47,673	Total Media				40,446,745

	Metals & Mining – 0.1%

1,200	John Maneely Company, Term Loan	7.461%	12/08/13	B+	1,037,143

	Oil, Gas & Consumable Fuels – 0.1%

2,000	Venoco, Inc., Term Loan	7.125%	9/20/11	B	1,790,000

	Paper & Forest Products – 0.3%

3,960	Georgia-Pacific Corporation, Term Loan B	4.727%	12/21/12	BB+	3,678,592
45	Ply Gem Industries, Inc., Canadian Term Loan	5.450%	8/15/11	BB-	38,305
1,435	Ply Gem Industries, Inc., Term Loan B-3	5.450%	8/15/11	BB-	1,227,541

5,440	Total Paper & Forest Products				4,944,438

	Real Estate Management & Development – 0.2%

880	LNR Property Corporation, Term Loan B	6.360%	7/12/11	BB	693,733
3,980	Realogy Corporation, Delayed Draw Term Loan	7.505%	10/01/13	BB-	3,239,573

4,860	Total Real Estate Management & Development				3,933,306

	Road & Rail – 0.3%

6,419	Swift Transportation Company, Inc., Term Loan	6.500%	5/10/14	BB-	4,841,464

	Software – 0.2%

2,688	Dealer Computer Services, Inc., Term Loan	4.678%	10/26/12	BB	2,446,013
1,256	Intergraph Corporation, Term Loan	5.061%	5/29/14	BB-	1,139,885

3,944	Total Software				3,585,898

	Specialty Retail – 0.8%

1,972	Blockbuster, Inc., Tranche B, Term Loan	8.572%	8/20/11	B	1,775,946
6,416	Burlington Coat Factory Warehouse Corporation, Term Loan	5.340%	5/28/13	B2	5,372,301
3,451	Michaels Stores, Inc., Term Loan	5.345%	10/31/13	B	2,900,048
1,500	TRU 2005 RE Holding Co I LLC, Term Loan	6.119%	12/08/08	B3	1,350,749
1,800	TRU 2005 RE Holding Co I LLC, Term Loan B, WI/DD	TBD	TBD	BB-	1,639,799

15,139	Total Specialty Retail				13,038,843

	Wireless Telecommunication Services – 0.4%

6,000	Asurion Corporation, Term Loan	6.095%	7/03/14	N/R	5,109,998
1,985	Leap Wireless International Inc., Term Loan	5.696%	6/17/13	Ba2	1,886,708

7,985	Total Wireless Telecommunication Services				6,996,707

$221,787	Total Variable Rate Senior Loan Interests (cost $213,993,797)				193,239,951

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Convertible Bonds – 9.4% (5.9% of Total Investments)

	Aerospace & Defense – 0.3%

$300	Alliant Techsystems, Inc., Convertible Bonds	2.750%	9/15/11	B+	$372,750
300	Alliant Techsystems, Inc., Convertible Bonds	2.750%	2/15/24	B+	409,875
650	DRS Technologies, Inc., Convertible Bonds, 144A	2.000%	2/01/26	BB-	735,313
850	L-3 Communications Corporation, Convertible Bond	3.000%	8/01/35	BB+	1,065,688
1,300	Lockheed Martin Corporation	2.818%	8/15/33	A-	1,786,980

3,400	Total Aerospace & Defense				4,370,606

	Beverages – 0.0%

450	Molson Coors Brewing Company, Senior Convertible Notes	2.500%	7/30/13	BBB	555,188

	Biotechnology – 0.3%

4,700	Amgen Inc., 144A	0.125%	2/01/11	A+	4,282,875
800	Genzyme Corporation	1.250%	12/01/23	BBB+	931,000

5,500	Total Biotechnology				5,213,875

	Capital Markets – 0.1%

350	BlackRock Inc.	2.625%	2/15/35	A+	721,875

	Commercial Banks – 0.0%

700	National City Corporation, Convertible Senior Notes	4.000%	2/01/11	A	578,375

	Commercial Services & Supplies – 0.3%

5,400	Allied Waste Industries Inc., Convertible Debentures	4.250%	4/15/34	B+	4,968,000

	Communications Equipment – 0.4%

800	Ciena Corporation, Convertible Bond	0.875%	6/15/17	B+	769,000
300	CommScope Inc.	1.000%	3/15/24	B	498,750
350	Juniper Networks Inc., Convertible Subordinated Notes	0.000%	6/15/08	BB	443,188
950	Liberty Media Corporation, Senior Debentures Exchangeable for Motorola Common Stock	3.500%	1/15/31	BB+	559,587
700	Lucent Technologies Inc., Series B	2.750%	6/15/25	BB-	540,750
1,050	Lucent Technologies Inc.	2.750%	6/15/23	BB-	935,813
1,006	Nortel Networks Corp.	4.250%	9/01/08	B-	998,455
1,000	Nortel Networks Corporation, Convertible Bonds, 144A	1.750%	4/15/12	B-	680,000
850	Nortel Networks Corporation, Convertible Bonds, 144A	2.125%	4/15/14	B-	532,313

7,006	Total Communications Equipment				5,957,856

	Computers & Peripherals – 0.3%

1,750	EMC Corporation, Convertible Bonds 144A	1.750%	12/01/11	BBB+	2,067,188
700	EMC Corporation, Convertible Bonds 144A	1.750%	12/01/13	BBB+	825,125
350	EMC Corporation, Convertible Bonds 144A	1.750%	12/01/13	BBB+	412,563
1,800	Sandisk Corporation, Convertible Bond	1.000%	5/15/13	BB-	1,332,000

4,600	Total Computers & Peripherals				4,636,876

	Construction & Engineering – 0.1%

350	Fluor Corporation, Convertible Bonds	1.500%	2/15/24	A3	887,250
400	Quanta Services, Inc., Convertible Bonds	4.500%	10/01/23	BB	842,500

750	Total Construction & Engineering				1,729,750

	Containers & Packaging – 0.1%

750	Sealed Air Corporation, 144A	3.000%	6/30/33	BBB	736,875

	Diversified Financial Services – 0.1%

350	Leucadia National Corporation, Convertible Bonds	3.750%	4/15/14	BB-	731,063

	Diversified Telecommunication Services – 0.1%

1,400	Qwest Communications International Inc., Convertible Bond	3.500%	11/15/25	B+	1,445,500

	Electric Utilities – 0.1%

700	Centerpoint Energy Inc., Convertible Bond	3.750%	5/15/23	BBB-	888,125
400	Covanta Holding Corporation, Convertible Bonds	1.000%	2/01/27	B1	445,000

1,100	Total Electric Utilities				1,333,125

	Electrical Equipment – 0.1%

900	General Cable Corporation, Convertible Bonds	1.000%	10/15/12	B+	892,125

	Electronic Equipment & Instruments – 0.1%

700	Anixter International Inc., Convertible Bond	0.000%	7/07/33	BB-	693,000
500	Itron Inc.	2.500%	8/01/26	B-	781,250
100	Tech Data Corporation, Convertible Bonds	2.750%	12/15/26	BBB-	94,250
700	Vishay Intertechnology Inc.	3.625%	8/01/23	B+	700,000

2,000	Total Electronic Equipment & Instruments				2,268,500

	Energy Equipment & Services – 1.5%

300	Cooper Cameron Corporation	1.500%	5/15/24	BBB+	731,625
950	Halliburton Company, Convertible Bond	3.125%	7/15/23	A	2,000,938
5,600	Nabors Industries Inc., Convertible Bond Series 144A	0.940%	5/15/11	BBB+	5,754,000
2,350	Nabors Industries Inc., Convertible Bond Series 144A	0.940%	5/15/11	BBB+	1,130,250
6,900	Nabors Industries Inc.	0.000%	6/15/23	BBB+	7,296,750
400	Pride International Inc.	3.250%	5/01/33	BB+	547,000
750	Schlumberger Limited	2.125%	6/01/23	A+	1,656,563
400	SESI LLC, Convertible Bond, 144A	1.500%	12/15/26	BB	434,000
1,000	Transocean Inc., Convertible Bond	1.625%	12/15/37	BBB+	1,098,750
2,550	Transocean Inc.	1.500%	12/15/37	BBB+	2,808,188
1,700	Transocean Inc.	1.500%	12/15/37	BBB+	1,874,250

22,900	Total Energy Equipment & Services				25,332,314

	Food & Staples Retailing – 0.0%

300	Great Atlantic & Pacific Tea Company Inc.	6.750%	12/15/12	CCC+	295,125

	Food Products – 0.1%

500	Archer Daniels Midland Company, Convertible Bonds	0.875%	2/15/14	A	583,125
300	Archer Daniels Midland Company, Convertible Bonds	0.875%	2/15/14	A	349,875
1,400	General Mills, Inc., Convertible Bonds	2.820%	4/11/37	BBB+	1,402,380

2,200	Total Food Products				2,335,380

	Health Care Equipment & Supplies – 0.5%

750	Advanced Medical Optics	3.250%	8/01/26	B-	546,563
450	American Medical Systems Holdings, Convertible Bond	3.250%	7/01/36	B	441,000
450	Beckman Coulter Inc., Convertible Bonds, 144A	2.500%	12/15/36	BBB	494,438
1,600	Hologic Inc.	2.000%	12/15/37	B	1,546,000
3,600	Medtronic, Inc., Convertible Bond	1.500%	4/15/11	AA-	3,811,500
250	Medtronic, Inc.	1.500%	4/15/11	AA-	264,688
1,050	Saint Jude Medical, Inc., Convertible Bonds	1.220%	12/15/08	BBB+	1,069,688

8,150	Total Health Care Equipment & Supplies				8,173,877

	Health Care Providers & Services – 0.5%

950	Health Management Associates Inc.	1.500%	8/01/23	Baa3	948,813
550	Laboratory Corporation of America Holdings	0.000%	9/11/21	BBB-	556,875
1,000	LifePoint Hospitals, Inc., Convertible Bonds	3.500%	5/15/14	B	845,000
9,065	Omnicare, Inc.	3.250%	12/15/35	B+	6,050,888
300	Saint Jude Medical, Inc., Convertible Bonds	1.220%	12/15/08	BBB+	305,625

11,865	Total Health Care Providers & Services				8,707,201

	Hotels, Restaurants & Leisure – 0.1%

850	Carnival Corporation	2.000%	4/15/21	A-	936,063
650	International Game Technology	2.600%	12/15/36	BBB	658,125

1,500	Total Hotels, Restaurants & Leisure				1,594,188

	Insurance – 0.2%

3,850	Prudential Financial, Inc., Convertible Bonds	0.539%	12/12/36	A+	3,746,820

	Internet & Catalog Retail – 0.1%

700	Amazon.com, Inc., Convertible Bonds	4.750%	2/01/09	Ba2	740,250
250	Priceline.com, Inc., Convertible Bonds	0.500%	9/30/11	B+	761,875
250	Priceline.com, Inc., Convertible Bonds	0.750%	9/30/13	B+	762,813

1,200	Total Internet & Catalog Retail				2,264,938

	Internet Software & Services – 0.0%

500	Yahoo! Inc., Convertible Bond	0.000%	4/01/08	BBB-	500,000

	IT Services – 0.1%

1,100	Electronic Data Systems Corporation, Convertible Bonds	3.875%	7/15/23	BBB-	1,076,625

	Leisure Equipment & Products – 0.0%

700	Eastman Kodak Company	3.375%	10/15/33	B	681,625

	Life Sciences Tools & Services – 0.2%

500	Apogent Technologies, Inc., Convertible Bonds	1.514%	12/15/33	BBB+	977,900
500	Charles River Laboratories International, Inc.	2.250%	6/15/13	BB+	667,500
350	Fisher Scientific International, Inc., Convertible Bonds	2.500%	10/01/23	BBB+	850,938

1,350	Total Life Sciences Tools & Services				2,496,338

	Machinery – 0.1%

1,100	Danaher Corporation, Convertible Bonds	0.000%	1/22/21	A+	1,245,750
350	Kaydon Corporation, Convertible Bonds	4.000%	5/23/23	BB-	530,688
700	Trinity Industries Inc., Convertible Bonds	3.875%	6/01/36	Ba2	596,750

2,150	Total Machinery				2,373,188

	Media – 0.7%

300	ELF Special Financing Limited, Convertible Bonds, 144A	6.008%	6/15/09	Ba3	321,720
800	ELF Special Financing Limited, Convertible Bonds, 144A	3.150%	6/15/09	Ba3	772,000
2,400	Getty Images, Inc., Convertible Bonds	0.500%	6/09/23	Ba2	2,382,000
700	Interpublic Group, Inc., Convertible Bonds	4.250%	3/15/23	Ba3	693,000
400	Lamar Advertising Company, Convertible	2.875%	12/31/10	B1	404,500
900	Liberty Media Corporation, Senior Debentures, Exchangeable for Class B Viacom Common Stock	3.250%	3/15/31	BB+	612,000
1,000	Liberty Media Corporation, Senior Debentures, Exchangeable for PCS Common Stock, Series 1	4.000%	11/15/29	BB+	545,000
1,350	Omnicom Group, Inc.	0.000%	7/31/32	A-	1,360,125
750	Omnicom Group, Inc.	0.000%	7/01/38	A-	792,188
1,450	Omnicom Group, Inc.	0.000%	2/07/31	A-	1,442,750
400	Sinclair Broadcast Group, Inc., Convertible Bonds	3.000%	5/15/27	B	364,000
1,200	Walt Disney Company, Convertible Senior Notes	2.125%	4/15/23	A	1,287,000

11,650	Total Media				10,976,283

	Metals & Mining – 0.2%

3,000	Gold Reserve, Inc., Convertible Bonds	5.500%	6/15/22	N/A	2,685,000
900	Newmont Mining Corporation	1.625%	7/15/17	BBB+	1,103,625
50	Newmont Mining Corp., Senior Convertible Note	1.625%	7/15/17	BBB	61,313

3,950	Total Metals & Mining				3,849,938

	Multiline Retail – 0.0%

350	Saks, Inc., Convertible Bonds	2.000%	3/15/24	B+	410,375

	Oil, Gas & Consumable Fuels – 0.4%

1,150	Chesapeake Energy Corporation, 144A	2.750%	11/15/35	BB	1,541,000
1,400	Chesapeake Energy Corporation, Convertible Bonds	2.500%	5/15/37	BB	1,771,000
650	Devon Energy Corporation	4.900%	8/15/08	BBB+	1,040,000
900	Peabody Energy Corp., Convertible Bond	4.750%	12/15/66	Ba3	1,026,000
1,550	USEC Inc., Convertible Bond	3.000%	10/01/14	CCC	908,688

5,650	Total Oil, Gas & Consumable Fuels				6,286,688

	Pharmaceuticals – 0.5%

700	Allergan Inc., Convertible Bond	1.500%	4/01/26	A	775,250
1,050	Bristol-Myers Squibb Company, Convertible Bond	2.300%	9/15/23	A+	1,046,115
900	Myland Labs, Inc., Convertible Bonds	1.250%	3/15/12	B+	752,625
695	Teva Pharmaceutical Finance, Series A	0.500%	2/01/24	BBB+	866,144
900	Teva Pharmaceutical Finance, Series B	0.250%	2/01/24	BBB+	1,227,375
1,050	Watson Pharmaceuticals Inc., Convertible Bond	1.750%	3/15/23	BB+	1,015,875
1,850	Wyeth, Convertible Bond	3.581%	1/15/24	A+	1,864,745

7,145	Total Pharmaceuticals				7,548,129

	Real Estate – 0.8%

1,450	Boston Properties Limited Partnership, Convertible Bonds, 144A	2.875%	2/15/37	A-	1,377,500
650	Brandywine Operating Partnership, Convertible Bonds	3.875%	10/15/26	BBB-	554,125
750	BRE Properties Inc., Convertible Bond	4.125%	8/15/26	BBB	697,500
1,050	Developers Diversified Realty Corporation, Convertible Bonds	3.000%	3/15/12	BBB	892,500
700	Duke Realty Corporation, Series D	3.750%	12/01/11	BBB+	614,250
450	Health Care REIT, Inc., Convertible Bonds	4.750%	12/01/26	Baa2	491,625
800	Hospitality Properties Trust, Convertible Bonds	3.800%	3/15/27	BBB	712,000
700	Host Hotels & Resorts Inc, Convertible Bonds, 144A	2.625%	4/15/27	BB	589,750
900	Host Marriott LP, Convertible Bonds, 144A	3.250%	4/15/24	Ba1	1,010,250
2,200	Prologis, Convertible Bonds, 144A	2.250%	4/01/37	BBB+	2,098,250
1,900	Prologis, Convertible Bonds, 144A	1.875%	11/15/37	BBB+	1,719,500
900	Vornado Realty Trust, Convertible Bonds	2.850%	4/01/27	BBB	768,374
900	Weingarten Realty Investment Trust, Convertible Bonds	3.950%	8/01/26	BBB+	862,874

13,350	Total Real Estate				12,388,498

	Road & Rail – 0.0%

150	CSX Corporation	0.000%	10/30/21	BBB-	299,063

	Semiconductors & Equipment – 0.6%

1,400	Advanced Micro Devices, Inc., Convertible Bonds	5.750%	8/15/12	B	993,999
550	Advanced Micro Devices, Inc., Convertible Bonds	5.750%	8/15/12	B	390,499
1,400	Advanced Micro Devices, Inc., Convertible Bonds	6.000%	5/01/15	B	887,249
1,250	Advanced Micro Devices, Inc., Convertible Bonds	6.000%	5/01/15	B	792,187
2,150	Intel Corporation, Convertible Bond	2.950%	12/15/35	A-	2,120,437
3,500	Qimonda Finance LLC, Convertible Bond	6.750%	3/22/13	N/A	3,193,749
1,000	Xilinx Inc., Convertible Bond, 144A	3.125%	3/15/37	BB	907,499
350	Xilinx Inc., Convertible Bond, 144A	3.125%	3/15/37	BB	317,624

11,600	Total Semiconductors & Equipment				9,603,243

	Software – 0.1%

750	Amdocs Limited	0.500%	3/15/24	BBB-	746,249
600	Computer Associates International Inc., Convertible Bond, Series 144A	1.625%	12/15/09	Ba1	740,249
700	Red Hat Inc., Convertible Bond	0.500%	1/15/24	BB-	693,874

2,050	Total Software				2,180,372

	Specialty Retail – 0.1%

750	TJX Companies, Inc.	0.000%	2/13/21	A-	838,125

	Textiles, Apparel & Luxury Goods – 0.0%

400	Iconix Brand Group, Inc., Convertible Notes	1.875%	6/30/12	B	364,500

	Thrifts & Mortgage Finance – 0.1%

2,150	Countrywide Financial Corporation, Convertible Bonds, 144A	0.498%	4/15/37	BBB+	1,913,500

	Wireless Telecommunication Services – 0.1%

450	American Tower Corporation	3.000%	8/15/12	BB+	887,062
950	Liberty Media Corporation Convertible Bonds	3.750%	2/15/30	BB+	470,249

1,400	Total Wireless Telecommunication Services				1,357,311

$153,016	Total Convertible Bonds (cost $158,306,568)				153,733,233

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 9.4% (5.9% of Total Investments)

	Aerospace & Defense – 0.1%

$1,000	Hexcel Corporation, Term Loan	6.750%	2/01/15	B+	$972,500

	Auto Components – 0.0%

800	Keystone Automotive Operations Inc.	9.750%	11/01/13	CCC	452,000

	Capital Markets – 0.0%

500	LVB Acquisition Merger LLC	10.000%	10/15/17	B-	526,250

	Chemicals – 0.2%

1,000	Momentive Performance Materials	9.750%	12/01/14	B	902,500
3,000	Rockwood Specialties Group Inc., Series WI	7.500%	11/15/14	BB-	2,925,000

4,000	Total Chemicals				3,827,500

	Containers & Packaging – 0.4%

3,000	Owens-Brockway Glass Containers, Guaranteed Senior Note	8.250%	5/15/13	BB	3,120,000
3,000	Owens-Illinois Inc.	7.500%	5/15/10	B+	3,082,500

6,000	Total Containers & Packaging				6,202,500

	Diversified Telecommunication Services – 0.3%

2,000	Intelsat Subsidiary Holding Company Limited	8.500%	1/15/13	BB-	2,025,000
1,950	PanAmSat Corporation	9.000%	8/15/14	BB-	1,974,375
750	Syniverse Technologies Inc., Series B	7.750%	8/15/13	B	710,625

4,700	Total Diversified Telecommunication Services				4,710,000

	Electric Utilities – 0.1%

1,000	Sierra Pacific Resources, Series 2006	6.750%	8/15/17	BB-	969,342

	Energy Equipment & Services – 0.2%

2,500	Pride International Inc.	7.375%	7/15/14	BB+	2,612,500

	Food & Staples Retailing – 0.1%

2,000	Stater Brothers Holdings Inc.	8.125%	6/15/12	B+	2,015,000

	Food Products – 0.4%

4,110	Del Monte Corporation	8.625%	12/15/12	B+	4,202,475
1,096	Dole Foods Company	8.625%	5/01/09	CCC+	959,000
2,700	Dole Foods Company	7.875%	7/15/13	CCC+	2,038,500

7,906	Total Food Products				7,199,975

	Health Care Providers & Services – 0.5%

3,000	Community Health Systems, Inc.	8.875%	7/15/15	B	3,026,250
1,700	HCA Inc.	9.125%	11/15/14	BB-	1,755,250
700	HCA Inc.	9.250%	11/15/16	BB-	728,000
3,000	US Oncology Inc.	10.750%	8/15/14	B3	2,977,500

8,400	Total Health Care Providers & Services				8,487,000

	Hotels, Restaurants & Leisure – 1.1%

4,075	Boyd Gaming Corporation	7.750%	12/15/12	BB	3,789,750
1,650	Jacobs Entertainment Inc.	9.750%	6/15/14	B	1,245,750
2,000	Landry’s Restaurants Inc.	9.500%	12/15/14	B3	1,960,000
1,000	Park Place Entertainment	7.875%	3/15/10	B-	942,500
2,000	Pinnacle Entertainment Inc.	8.250%	3/15/12	B+	1,895,000
3,000	Pinnacle Entertainment Inc.	8.750%	10/01/13	B+	2,970,000
1,750	Seminole Hard Rock Entertainment, Inc.	5.500%	3/15/14	BB	1,395,625
4,000	Universal City Development Partners	11.750%	4/01/10	B+	4,120,000

19,475	Total Hotels, Restaurants & Leisure				18,318,625

	Independent Power Producers & Energy Traders – 0.1%

500	Mirant North America LLC	7.375%	12/31/13	B1	507,500
600	NRG Energy Inc.	7.250%	2/01/14	B1	594,000
600	NRG Energy Inc.	7.375%	2/01/16	B1	589,500

1,700	Total Independent Power Producers & Energy Traders				1,691,000

	IT Services – 0.6%

3,500	First Data Corporation	9.875%	9/24/15	B	2,883,125
1,950	Global Cash Access LLC	8.750%	3/15/12	B	1,925,625
4,750	Sungard Data Systems Inc.	9.125%	8/15/13	B+	4,821,250

10,200	Total IT Services				9,630,000

	Machinery – 0.2%

3,000	Greenbrier Companies, Inc.	8.375%	5/15/15	B	2,835,000

	Media – 1.9%

6,900	Allbritton Communications Company, Series B	7.750%	12/15/12	B+	6,796,500
2,000	AMC Entertainment Inc.	8.000%	3/01/14	B2	1,705,000
5,000	Cablevision Systems Corporation, Series B	8.125%	8/15/09	BB	5,062,500
3,000	Cablevision Systems Corporation	7.250%	7/15/08	BB	3,007,500
2,000	Cablevision Systems Corporation	8.125%	7/15/09	BB	2,025,000
2,000	Charter Communications Operating LLC, 144A	8.000%	4/30/12	B-	1,845,000
1,000	Dex Media West LLC	8.500%	8/15/10	BB-	977,500
2,198	Dex Media West LLC	9.875%	8/15/13	BB-	1,917,755
4,000	Medianews Group Inc.	6.375%	4/01/14	B3	1,880,000
4,000	R.H. Donnelley Corporation	8.875%	10/15/17	B	2,520,000
3,500	Young Broadcasting Inc., Senior Subordinated Note	10.000%	3/01/11	Caa2	2,213,750
2,000	Young Broadcasting Inc.	8.750%	1/15/14	Caa2	1,190,000

37,598	Total Media				31,140,505

	Metals & Mining – 0.3%

5,200	MagIndustries Corporation	11.000%	12/14/12	N/A	4,894,978

	Multi-Utilities – 0.2%

2,400	Dynegy Holdings, Inc., Term Loan	8.375%	5/01/16	B	2,388,000
500	Northwestern Corporation	5.875%	11/01/14	A-	504,581

2,900	Total Multi-Utilities				2,892,581

	Oil, Gas & Consumable Fuels – 0.7%

600	Chaparral Energy Inc.	8.500%	12/01/15	CCC+	525,000
4,345	Chesapeake Energy Corporation	7.750%	1/15/15	BB	4,497,075
1,000	Hilcorp Energy I LP/Hilcorp Finance Company, Series 144A	7.750%	11/01/15	B+	942,500
2,000	Premcor Refining Group Inc.	7.500%	6/15/15	BBB	2,094,382
3,000	SemGroup LP, 144A	8.750%	11/15/15	B1	2,760,000
1,500	Whiting Petroleum Corporation	7.000%	2/01/14	B1	1,492,500

12,445	Total Oil, Gas & Consumable Fuels				12,311,457

	Paper & Forest Products – 0.4%

5,000	Georgia-Pacific Corporation	8.125%	5/15/11	B+	4,987,500
2,000	Georgia-Pacific Corporation	7.700%	6/15/15	B+	1,890,000

7,000	Total Paper & Forest Products				6,877,500

	Personal Products – 0.1%

1,600	Prestige Brands Inc.	9.250%	4/15/12	B-	1,552,000

	Real Estate – 0.3%

3,000	Felcor Lodging Trust Inc., 144A	6.788%	12/01/11	Ba3	2,662,500
1,000	Trustreet Properties, Inc., (8)	7.500%	4/01/15	AAA	1,090,314
500	Ventas Realty LP, Series WI	7.125%	6/01/15	BBB-	498,750

4,500	Total Real Estate				4,251,564

	Semiconductors & Equipment – 0.2%

2,400	Avago Technologies Finance Pte Limited	10.375%	12/01/13	BB-	2,544,000
2,000	NXP BV	7.008%	10/15/13	BB-	1,657,500

4,400	Total Semiconductors & Equipment				4,201,500

	Software – 0.2%

3,250	Telcorida Technologies, Inc.	6.514%	7/15/12	B	2,486,250

	Specialty Retail – 0.5%

1,000	Quiksilver Inc.	6.875%	4/15/15	Ba3	810,000
7,000	Warnaco Inc., Senior Notes	8.875%	6/15/13	BB	7,280,000

8,000	Total Specialty Retail				8,090,000

	Textiles, Apparel & Luxury Goods – 0.2%

4,000	Jostens IH Corporation	7.625%	10/01/12	B+	3,910,000

	Wireless Telecommunication Services – 0.1%

1,500	IPCS, Inc.	5.364%	5/01/13	B1	1,162,500

$165,574	Total Corporate Bonds (cost $168,251,380)				154,220,027

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Capital Preferred Securities – 28.3% (17.7% of Total Investments)

	Capital Markets – 2.7%

1,250	C.A. Preferred Fund Trust II	7.000%	10/30/49	A1	$1,152,913
26,850	C.A. Preferred Funding Trust	7.000%	1/30/49	A1	22,917,739
12,400	Dresdner Funding Trust I, 144A	8.151%	6/30/31	A1	10,988,657
3,500	First Union Capital Trust II, Series A	7.950%	11/15/29	A1	3,606,694
6,700	Kleinwort Benson Group PLC	5.377%	12/31/99	N/A	3,115,500
2,200	MUFG Capital Finance, (2)	4.850%	7/25/56	BBB+	2,463,505

	Total Capital Markets				44,245,008

	Commercial Banks – 15.9%

2,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA-	1,994,558
7,600	Abbey National Capital Trust I	8.963%	6/30/50	A+	9,018,183
41,600	AgFirst Farm Credit Bank	7.300%	12/15/53	A-	39,041,642
13,070	Bank One Capital III	8.750%	9/01/30	Aa3	14,586,277
2,600	BankAmerica Institutional Capital Trust, Series B, 144A	7.700%	12/31/26	Aa2	2,604,906
1,000	BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	981,035
4,000	Barclays Bank PLC, 144A	8.550%	6/15/49	Aa3	4,185,500
1,000	Barclays Bank PLC	7.434%	12/15/57	Aa3	905,585
2,500	BBVA International Prefered S.A., Unipersonal	5.919%	10/18/49	A1	1,976,780
4,000	BNP Paribas	7.195%	12/25/57	AA-	3,552,648
1,000	Capital One Capital IV Corporation	6.745%	2/17/37	Baa1	715,794
2,000	CBG Florida REIT Corporation	7.114%	11/15/49	BB+	1,135,668
10,100	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	Aa3	10,158,348
1,900	Den Norske Bank, 144A	7.729%	6/29/49	Aa3	1,915,054
5,750	First Empire Capital Trust I	8.234%	2/01/27	A3	5,874,229
4,250	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa1	3,330,980
750	HBOS Capital Funding LP, Notes	6.850%	3/23/49	A1	525,851
23,900	HBOS PLC, Series 144A	6.413%	4/01/49	A1	17,162,016
6,000	HBOS PLC, Series 144A	6.657%	11/21/57	A1	4,297,752
12,838	HSBC Capital Funding LP, 144A	9.547%	12/31/49	A1	13,805,292
14,000	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	16,808,666
15,905	KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A1	17,221,059
4,000	KeyCorp Capital III	7.750%	7/15/29	A3	3,648,768
5,000	Lloyds TSB Bank PLC, Subordinated Note	6.900%	11/22/49	Aa2	4,782,100
4,000	Mizuho Financial Group	8.375%	4/27/49	Aa3	3,986,200
1,000	Nordbanken AB, 144A	8.950%	11/29/49	Aa3	1,056,265
10,000	North Fork Capital Trust II	8.000%	12/15/27	Baa1	8,649,590
6,000	Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A1	4,475,676
8,000	PNC Preferred Funding Trust III, (9)	8.700%	3/15/58	A-	7,720,000
2,000	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	1,722,320
6,200	Royal Bank of Scotland Group PLC	9.118%	3/31/49	Aa3	6,257,449
3,500	Shinsei Finance II Cayman Limited, Perpetual Maturity, 144A	7.160%	7/25/49	Baa2	2,528,750
3,100	Standard Chartered PLC, 144A	6.409%	1/30/57	BBB+	2,550,894
11,700	Standard Chartered PLC, 144A	7.014%	1/30/58	BBB+	10,214,650
14,700	Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	Aa3	14,802,959
15,290	Unicredito Italiano Capital Trust, 144A	9.200%	4/05/51	A1	15,073,463
600	Union Bank of Norway	7.068%	11/19/49	A2	947,676

	Total Commercial Banks				260,214,583

	Diversified Financial Services – 2.6%

4,800	Fulton Capital Trust I	6.290%	2/01/36	A3	3,475,680
18,600	JPMorgan Chase Capital Trust XVIII	6.950%	8/17/36	Aa3	17,182,420
23,600	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	22,302,000

	Total Diversified Financial Services				42,960,100

	Diversified Telecommunication Services – 1.1%

19	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	18,036,563

	Insurance – 4.5%

2,000	Allstate Corporation	6.500%	5/15/57	A2	1,651,836
4,000	AMBAC Financial Group Inc.	6.150%	2/15/87	A+	1,524,600
10,000	American General Capital II	8.500%	7/01/30	Aa3	11,203,500
4,980	American General Institutional Capital, 144A	8.125%	3/15/46	Aa3	5,233,801
9,800	AXA S.A., 144A	6.463%	12/14/49	BBB+	7,879,768
750	Great West Life and Annuity Insurance Company	7.153%	5/16/46	A-	679,082
3,500	Liberty Mutual Group	7.800%	3/15/37	Baa3	2,958,256
1,600	MetLife Inc.	6.400%	12/15/66	BBB+	1,275,056
1,550	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa1	1,433,311
4,000	Nationwide Financial Services Inc.	6.750%	5/15/67	Baa1	3,338,300
7,600	Oil Insurance Limited, 144A	7.558%	12/30/49	Baa1	6,647,332
3,800	Progressive Corporation	6.700%	6/15/37	A2	3,389,938
1,000	Prudential PLC	6.500%	6/29/49	A	840,171
9,000	QBE Capital Funding Trust II, 144A	6.797%	6/01/49	BBB	8,166,897
22,200	XL Capital, Limited	6.500%	10/15/57	BBB	16,665,940

	Total Insurance				72,887,788

	Real Estate Investment Trust – 0.0%

4	PS Business Parks Inc., Series M	7.200%	3/30/55	BBB-	83,600

	Road & Rail – 0.4%

7,600	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	6,921,236

	Thrifts & Mortgage Finance – 1.1%

1,000	Caisse Nationale Des Caisses d’Epargne et de Prevoyance	6.750%	1/27/49	A+	976,640
25,600	Washington Mutual Preferred Funding Cayman, Series A-1, 144A	7.250%	3/15/49	BB+	16,271,025
1,000	Washington Mutual Preferred Funding Trust II	6.665%	3/15/57	BB+	540,749

	Total Thrifts & Mortgage Finance				17,788,414

	Total Capital Preferred Securities (cost $551,717,284)				463,137,292

Shares	Description (1)	Value

	Investment Companies – 2.4% (1.5% of Total Investments)

99,306	Blackrock Preferred and Corporate Income Strategies Fund	$1,475,687
751,883	Blackrock Preferred Income Strategies Fund	11,421,103
88,292	Blackrock Preferred Opportunity Trust	1,454,169
753,964	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.	11,188,826
109,139	Flaherty and Crumrine/Claymore Total Return Fund Inc.	1,712,391
84,688	John Hancock Preferred Income Fund	1,595,522
63,914	John Hancock Preferred Income Fund II	1,214,366
540,883	John Hancock Preferred Income Fund III	9,314,005

	Total Investment Companies (cost $50,705,066)	39,376,069

Shares	Description (1)	Value

	Warrants – 0.0% (0.0% of Total Investments)

910,000	MagIndustries Corporation	$755,785

	Total Warrants (cost $396,211)	755,785

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 8.0% (5.0% of Total Investments)

$67,361	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/08, repurchase price $67,363,292, collateralized by $30,810,000 U.S. Treasury Bonds, 8.750%, due 8/15/20, value $45,444,750 and $17,345,000 U.S. Treasury Bonds, 6.875%, due 8/15/25, value $23,263,981	1.100%	4/01/08	$67,361,234
64,949	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/08, repurchase price $64,950,972, collateralized by $52,530,000 U.S. Treasury Bonds, 6.125%, due 8/15/29, value $66,253,463	1.100%	4/01/08	64,948,987

$132,310	Total Short-Term Investments (cost $132,310,221)			132,310,221

	Total Investments (cost $2,896,542,679) – 160.1%			2,623,061,067

Shares	Description (1)	Value

	Common Stocks Sold Short – (0.6)%

	Beverages – 0.1%

(20,900)	Hansen Natural Corporation, (2)	$(737,770)

	Computers & Peripherals – (0.0)%

(4,500)	Apple, Inc., (2)	(645,750)

	Health Care Equipment & Supplies – 0.1%

(10,700)	Alcon Inc.	(1,522,075)
(9,000)	Chattem Inc., (2)	(597,060)

	Total Health Care Equipment & Supplies	(2,119,135)

	Hotels, Restaurants & Leisure – (0.0)%

(17,600)	Tim Hortons Inc.	(599,280)

	Household Products – (0.1)%

(10,000)	Procter & Gamble Company	(700,700)

	Internet Software & Services – (0.1)%

(31,300)	Bankrate Inc., (2)	(1,561,557)

	Pharmaceuticals – (0.1)%

(26,600)	Allergan, Inc.	(1,499,974)

	Specialty Retail – (0.1)%

(11,600)	AutoZone, Inc., (2)	(1,320,428)
(20,100)	Urban Outfitters, Inc., (2)	(630,135)

	Total Specialty Retail	(1,950,563)

	Total Common Stocks Sold Short (proceeds $10,935,462)	(9,814,729)

		Notional	Expiration	Strike
Contracts	Type	Amount (10)	Date	Price	Value

	Call Options Written – (0.6)%

(3,777)	Allied Waste Industries, Inc.	$(3,777,000)	1/17/09	$10.0	$(670,417)
(664)	Allied Waste Industries, Inc.	(830,000)	1/17/09	12.5	(43,160)
(388)	Amgen, Inc.	(1,940,000)	4/19/08	50.0	(1,940)
(603)	Amgen, Inc.	(3,316,500)	1/17/09	55.0	(81,405)
(1,386)	AngloGold Ashanti Limited	(5,544,000)	1/17/09	40.0	(450,450)
(750)	AstraZeneca Group	(3,375,000)	7/19/08	45.0	(52,500)
(1,048)	AstraZeneca Group	(5,240,000)	1/17/09	50.0	(75,980)
(3,280)	BJ Services Company	(7,380,000)	1/17/09	22.5	(2,476,400)
(1,231)	BP Amoco, PLC	(8,617,000)	1/17/09	70.0	(301,595)
(900)	eBay Inc.	(2,700,000)	1/17/09	30.0	(405,000)
(1,400)	Electronic Data Systems Corporation	(2,800,000)	1/17/09	20.0	(126,000)
(1,430)	Gold Fields Limited	(2,502,500)	7/19/08	17.5	(85,800)
(433)	KT Corporation	(1,082,500)	7/19/08	25.0	(69,280)
(1,223)	LM Ericsson Telefonaktiebolaget	(2,751,750)	1/17/09	22.5	(204,853)
(650)	Microsoft Corporation	(1,950,000)	1/17/09	30.0	(161,850)
(2,351)	Newmont Mining Corporation	(11,755,000)	1/17/09	50.0	(1,151,990)
(865)	Nexen Inc.	(2,595,000)	1/17/09	30.0	(358,975)
(5,230)	Nippon Telegraph & Telephone Corporation	(13,075,000)	6/21/08	25.0	(91,525)
(1,990)	NovaGold Resources, Inc.	(2,985,000)	6/21/08	15.0	(29,850)
(833)	Royal Dutch Shell PLC	(5,831,000)	7/19/08	70.0	(245,735)
(601)	Sanofi-Aventis	(2,554,250)	9/20/08	42.5	(63,105)
(1,888)	Smithfield Foods, Inc.	(5,664,000)	1/17/09	30.0	(354,000)
(2,000)	Statoil ASA	(5,000,000)	7/19/08	25.0	(1,060,000)
(670)	Tech Data Corporation	(2,680,000)	1/17/09	40.0	(72,025)
(5,094)	Tyson Foods, Inc.	(7,641,000)	1/17/09	15.0	(1,439,055)
(540)	UBS AG	(1,620,000)	1/17/09	30.0	(291,600)
(580)	UBS AG	(2,320,000)	1/17/09	40.0	(104,400)

(41,805)	Total Call Options Written (premiums received ($12,179,904))	(117,526,500)			(10,468,890)

	Other Assets Less Liabilities – (0.0)%				143,019

	FundPreferred Shares, at Liquidation Value – (58.9)% (12)				(965,000,000)

	Net Assets Applicable to Common Shares – 100%				$1,637,920,467

Interest Rate Swaps outstanding at March 31, 2008:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)

JPMorgan Chase	$97,000,000	Receive	1-Month USD-LIBOR	3.360%	Monthly	1/23/09	$(754,657)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Non-income producing.

(3)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(5)
Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(6)	Position or portion of position represents an unfunded Senior Loan commitment outstanding at March 31, 2008.

(7)	Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at March 31, 2008.

(8)	Portion of investment, with an aggregate market value of $763,220, has been pledged to collateralize the net payment obligations under interest rate swap contracts.

(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(10)	For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by the Strike Price by 100.

(11)	Investment has been pledged as collateral to cover call options written.

(12)	FundPreferred Shares, at Liquidation Value as a percentage of total investments is (36.8)%.

N/A	Not applicable.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

CORTS	Corporate Backed Trust Securities.

PPLUS	PreferredPlus Trust.

SATURNS	Structured Asset Trust Unit Repackaging.

TBD
Senior Loan Purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$1,422,344,121	$1,192,996,946	$7,720,000	$2,623,061,067
Derivatives*	-	(754,657)	-	(754,657)
Securities sold short	(9,814,729)	-	-	(9,814,729)
Call options written	(10,468,890)	-	-	(10,468,890)

Total	$1,402,060,502	$1,192,242,289	$7,720,000	$2,602,022,791

* Represents net unrealized appreciation (depreciation).
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments

Balance as of December 31, 2007	$5,625,849
Gains (losses):
Net realized gains (losses)	-
Net change in unrealized appreciation (depreciation)	(271,870)
Net purchases at cost (sales at proceeds)	8,000,000
Net discounts (premiums)	16,784
Net transfers in to (out of) at end of period fair value	(5,650,763)

Balance as of March 31, 2008	$7,720,000

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of premium amortization, timing differences in the recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2008, the cost of investments was $2,901,107,844.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008, were as follows:

Gross unrealized:
Appreciation	$54,550,964
Depreciation	(332,597,741)

Net unrealized appreciation (depreciation) of investments	$(278,046,777)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Nuveen Multi-Strategy Income and Growth Fund 2

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2008

*	Print the name and title of each signing officer under his or her signature.